Meyers Capital Investments Trust

Meyers Capital Aggressive Growth Fund

Incorporated herein by reference is the definitive version of the prospectus for the Meyers Capital Aggressive Growth Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on January 30, 2015 (SEC Accession No. 0001162044-15-000123).